As filed with the Securities and Exchange Commission on May 28, 1998

                                                      Registration No. 333-46831

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|
                       Pre-Effective Amendment No. ___                 |_|
                       Post-Effective Amendment No. 1                  |X|

                        (Check Appropriate Box or Boxes.)


                                   ARK Funds*
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (610) 676-1000

                               Kathryn L. Stanton
                          Vice President and Secretary
                                    ARK Funds
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Alan C. Porter, Esq.
                             Piper & Marbury L.L.P.
                          1200 Nineteenth Street, N.W.
                            Washington, DC 20036-2430

   It is proposed that this filing will become effective upon filing pursuant to Rule 485(b).

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-53690).
                       -----------------------------------

   * Relating to Institutional Class shares of the ARK Value Equity Portfolio.

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                                    ARK FUNDS

                              CROSS REFERENCE SHEET


                                     PART A


                     INFORMATION REQUIRED IN THE PROSPECTUS


         The information required by Items 1 through 9 of Form N-14 is incorporated herein by reference to Part A of the Registration Statement filed with the Commission on February 24, 1998.



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                                    ARK FUNDS

                              CROSS REFERENCE SHEET


                                     PART B



          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

     The  information   required  by  Items  10  through  14  of  Form  N-14  is
incorporated herein by reference to Part B of the Registration Statement filed with the Commission on February 24, 1998.




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                                     PART C

                                OTHER INFORMATION

Item 15.        Indemnification

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herein by reference. The Registrant participates in a group liability policy under which the Registrant and its trustees, officers and affiliated persons are insured against certain liabilities.

Item 16.        Exhibits

                (1)   (a)    Declaration of Trust dated October 22, 1992 is
                             incorporated herein by reference to Exhibit 1 to the Registrant's Registration Statement on Form
                             N-1A (File No. 33-53690) ("Form N-1A").

                      (b) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit 1(b) to Form N-1A.

                      (c) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit 1(c) to Form N-1A.

                (2) By-Laws of the Registrant are incorporated herein by reference to Exhibit 1(d) to Form N-1A.

                (3)          Not applicable.

                (4) Agreement and Plan of Reorganization is included in Part A.

                (5)          Not applicable.

                (6)   (a)    Investment Advisory Agreement dated July 13, 1995,
                             between the Registrant and Allied Investment
                             Advisors, Inc. is incorporated herein by reference to Exhibit 1(d) to Form N-1A.

                      (b) Form of Investment Advisory Agreement between the Registrant and Allied Investment Advisors, Inc. is incorporated herein by reference to Exhibit 5 to Form N-1A.

                (7) Distribution Agreement dated November 1, 1995, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit 6(a) to Form N-1A.

                (8)          Not applicable.



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                (9)          Custody Agreement dated as of April 1, 1997,
                             between FMB Trust Company, National Association and the Registrant is incorporated herein by reference to Exhibit 8 to Form N-1A.

                (10)  (a)    Distribution  Plan  for the  Retail  Class  is
                             incorporated herein by reference to Exhibit 15(a) to Form N-1A.

                      (b) Shareholder Services Plan for the Retail Class is incorporated herein by reference to Exhibit 15(b) to Form N-1A.

                      (c)    Shareholder  Services  Plan  for the  Institutional
                             Class  is  incorporated   herein  by  reference  to
                             Exhibit 15(c) to Form N-1A.

                      (d) Rule 18f-3 Plan is incorporated herein by reference to Exhibit 18 to Form N-1A.

                (11)         Opinion   and   consent   of   legal   counsel   is
                             incorporated herein by reference to Registrant's Form 24f-2 Notices filed with the SEC.

                (12) Opinion and consent of Piper & Marbury L.L.P. as to tax matters.*

                (13)  (a)    Administration Agreement  dated  November  1, 1995,
                             between  the  Registrant  and SEI  Financial
                             Management Corporation is incorporated herein by reference to Exhibit 6(b) to Form N-1A.

                      (b) Sub-Administration Agreement dated January 1, 1998, between SEI Investment Management Corporation and FMB Trust Company, National Association is incorporated herein by reference to Exhibit 9 to Form N-1A.

                      (c) Transfer Agency and Service Agreement dated November 1, 1995, between the Registrant and SEI Fund Resources incorporated herein by reference to
                             Exhibit 9 to Form N-1A.

                (14) Consent of KPMG Peat Marwick LLP, independent auditors of the Registrant.**

                (15)         Not applicable.

                (16)         Powers of Attorney of Trustees of the Registrant.

                (17)  (a)    Prospectus for Registrant is incorporated herein by
                             reference to Post-Effective Amendment No. 16 to
                             Form N-1A filed with the SEC on November 26, 1997.



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                      (b)    Statement of Additional Information of Registrant
                             is incorporated herein by reference to
                             Post-Effective Amendment No. 16 to Form N-1A filed with the SEC on November 26, 1997.

                      (c) Annual Report to Shareholders of ARK Funds for the fiscal year ended April 30, 1997 is incorporated herein by reference to the Registrant's filing with the SEC pursuant to Rule 30b-2 on June 27, 1997.

                      (d) Semi-Annual Report to Shareholders of the ARK Funds for the six-months ending October 31, 1997 is incorporated herein by reference to the Registrant's filing with the SEC pursuant to Rule 30b-2 on December 29, 1997.

                 *    Filed herewith.

                **    Previously filed.


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Item 17.        Undertakings

         (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.




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                                   SIGNATURES


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant in the City of Baltimore, and State of Maryland on the 28th day of May, 1998.


                                              ARK FUNDS


                                              By:  /s/ David D. Downes
                                                  ------------------------
                                                 David D. Downes, President


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/  David D. Downes
__________________________           President (principal executive officer) and
David D. Downes                      Trustee


/s/  James F. Volk
__________________________           Treasurer, Controller and Chief Financial
James F. Volk                        Officer (principal financial and accounting
                                     officer)


          *                          Trustee
_________________________
William H. Cowie, Jr.



          *                          Trustee
_________________________
Charlotte R. Kerr


          *                          Trustee
_________________________
George K. Reynolds, III



          *                          Trustee
_________________________
Thomas Schweizer





*  By: /s/  Alan C. Porter     May 28, 1998
       --------------------
          Alan C. Porter
          Attorney-in-Fact


An original power of attorney authorizing Alan C. Porter to execute this Post-Effective Amendment to the Registration Statement for each trustee of the Registrant on whose behalf this Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.

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